SEGMENT INFORMATION	12 Months Ended
Dec. 29, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

13. SEGMENT INFORMATION

During the three months ended March 30, 2018, the Company revised its segment reporting to conform to changes in its internal management reporting.  As a result, beginning with the three months ended March 30, 2018, the Company’s two segments are Energy and Engineering and Consulting, and the Company’s chief operating decision maker, which continues to be its chief executive officer, receives and reviews financial information in this format.  Accordingly, segment information has been revised for comparison purposes for all periods presented in the accompanying consolidated financial statements.

The Company’s principal segment, Energy, which consists of the business of our subsidiary, WES, remains unchanged.  WES provides energy and sustainability consulting services to utilities, public agencies, municipalities, private industry and non-profit organizations. The Engineering and Consulting segment includes the operation of our remaining subsidiaries, Willdan Engineering, Willdan Infrastructure, Public Agency Resources, Willdan Financial Services and Willdan Homeland Solutions. The Engineering and Consulting segment combines our previous Engineering Services segment, Public Finance Services segment and Homeland Security Services segment.  The former Public Finance Services segment and former Homeland Security Services segment represent an insignificant portion of the Engineering and Consulting segment.  The Engineering and Consulting segment offers a broad range of engineering and planning services to the Company’s public and private sector clients, expertise and support for the various financing techniques employed by public agencies to finance their operations and infrastructure, along with the mandated reporting and other requirements associated with these financings, and national preparedness, homeland security consulting, public safety and emergency response services to cities, related municipal service agencies and other entities.

The accounting policies applied to determine the segment information are the same as those described in the summary of significant accounting policies. There were no intersegment sales in any of the three fiscal years ended December 29, 2017. The Company’s chief operating decision maker evaluates the performance of each segment based upon income or loss from operations before income taxes. Certain segment asset information including expenditures for long‑lived assets has not been presented as it is not reported to or reviewed by the chief operating decision maker. In addition, enterprise‑wide service line contract revenue is not included as it is impracticable to report this information for each group of similar services.

Financial information with respect to the reportable segments and reconciliation to the amounts reported in the Company’s consolidated financial statements follows:

		Engineering	Unallocated		Consolidated
	Energy	& Consulting	Corporate	Intersegment	Total

Fiscal Year 2017
Contract revenue	$199,609,000	$73,743,000	$—	$—	$273,352,000
Depreciation and amortization	3,145,000	804,000	—	—	3,949,000
Interest expense	(90,000)	(21,000)	—	—	(111,000)
Segment profit (loss) before income tax expense	5,589,000	9,054,000	(952,000)	—	13,691,000
Income tax (benefit) expense	638,000	1,033,000	(109,000)	—	1,562,000
Net income (loss)	4,951,000	8,021,000	(843,000)	—	12,129,000
Segment assets(1)	65,872,000	20,774,000	74,656,000	(23,130,000)	138,172,000
Fiscal Year 2016
Contract revenue	$141,888,000	$67,053,000	$—	$—	$208,941,000
Depreciation and amortization	2,511,000	693,000	—	—	3,204,000
Interest expense	(163,000)	(16,000)	—	—	(179,000)
Segment profit (loss) before income tax expense	5,895,000	6,887,000	(1,415,000)	—	11,367,000
Income tax (benefit) expense	1,591,000	1,859,000	(382,000)	—	3,068,000
Net income (loss)	4,304,000	5,028,000	(1,033,000)	—	8,299,000
Segment assets(1)	63,140,000	20,100,000	48,237,000	(23,130,000)	108,347,000
Fiscal Year 2015
Contract revenue	$74,123,000	$60,980,000	$—	$—	$135,103,000
Depreciation and amortization	1,525,000	547,000	—	—	2,072,000
Interest expense	(194,000)	(13,000)	—	—	(207,000)
Segment profit before income tax expense	2,499,000	6,232,000	(1,390,000)	—	7,341,000
Income tax expense (benefit)	1,049,000	2,617,000	(584,000)	—	3,082,000
Net income	1,450,000	3,615,000	(806,000)	—	4,259,000
Segment assets(1)	34,686,000	19,912,000	40,877,000	(23,130,000)	72,345,000
(1)	Segment assets are presented net of intercompany receivables.

The following sets forth the assets that are included in Unallocated Corporate as of December 29, 2017 and December 30, 2016.

	2017	2016
Assets:
Cash and cash equivalents	$47,654,000	$22,660,000
Accounts Receivable, net	(1,046,000)	(590,000)
Prepaid expenses	1,285,000	1,017,000
Intercompany receivables	131,667,000	112,837,000
Goodwill	2,000	(3,000)
Other receivables	1,687,000	55,000
Equipment and leasehold improvements, net	1,504,000	1,869,000
Investments in subsidiaries	23,130,000	23,130,000
Other	438,000	99,000
	$206,321,000	$161,074,000